Disclosures About Fair Value of Financial Instruments - Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis (Parenthetical) (Detail) (Fair Value, Measurements, Nonrecurring [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Measurements, Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Valuation allowance	$ 1.6	$ 4.5